Consolidation of subsidiaries (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Consolidation of subsidiaries
At March 31, 2018
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership – %	Level
PagSeguro Brazil	12,158,276	7,848,351	4,309,925	57,768	99,99	Direct
Net+Phone	1,101,314	1,066,680	34,634	(9,323)	99,99	Indirect
Boa Compra	700,068	679,402	20,666	705	99,99	Indirect
BCPS	1,559	291	1,268	319	99,50	Indirect
R2TECH	3,188	858	2,330	764	51,00	Indirect
BIVA	2,464	2,217	(247)	(1,174)	74,93	Indirect
FIDC	259,710	71,357	188,353	6,657	90,00	Indirect

	At December 31, 2017
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership – %	Level
PagSeguro Brazil	7,553,504	6,686,516	866,988	478,781	99.99	Direct
Net+Phone	1,018,218	974,260	43,958	(8,441)	99.99	Indirect
Boa Compra	629,246	609,284	19,962	5,715	99.99	Indirect
BCPS	1,236	251	985	429	99.50	Indirect
R2TECH	2,460	894	1,566	1,307	51.00	Indirect
BIVA	2,482	1,730	752	(1,569)	59.31	Indirect
FIDC	182,163	404	181,759	1,758	100	Indirect